Equity Equity - Redemption Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended		24 Months Ended	57 Months Ended	67 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Sep. 30, 2018
Class of Stock [Line Items]
Redemption Price Within One Year, Percent						0.00%
Stock redeemed during period (in shares)				2,791,262		790,941
Value of shares redeemed				$ 5,292
Redemption Price Year One, Percent						90.00%
Redemption Price Year Two, Percent						95.00%
Redemption Price Year Three, Percent						97.50%
Redemption Price Year Four and Greater, Percent						100.00%
Share Redemption Program
Class of Stock [Line Items]
Minimum holding period for stock to be redeemed from stockholder by the Company						1 year
Stock redeemed during period (in shares)		585,525	146,083	1,306,834	413,842	623,499	167,442	790,941
Value of shares redeemed				$ 12,200		$ 5,700	$ 1,600	$ 7,400
Stock Redeemed or Called During Period, Weighted Average Price per Share		$ 9.65	$ 9.06	$ 9.36	$ 9.18	$ 9.21	$ 9.72	$ 9.32
Share Redemption Program | Griffin Capital Essential Asset REIT, Inc. [Member]
Class of Stock [Line Items]
Stock redeemed during period (in shares)		1,311,582	2,936,150	8,013,521	6,155,290	9,931,245	4,164,955
Value of shares redeemed				$ 76,900		$ 98,900	$ 41,400
Weighted average price per share (in dollars per share)		$ 9.63	$ 9.97	$ 9.60	$ 9.98	$ 9.96	$ 9.95
New Share Redemption Program [Member]
Class of Stock [Line Items]
Minimum holding period for stock to be redeemed from stockholder by the Company				1 year		1 year
Stock redeemed during period (in shares)	693,487	693,487	0	693,487	0
Value of shares redeemed										$ 6,700
Weighted average price per share (in dollars per share)										$ 9.62
Stock Redeemed or Called During Period, Weighted Average Price per Share		$ 9.62	$ 0.00	$ 9.62	$ 0.00
Share Redemption Program, Modification or Suspension, Written Notice Required				30 days
Common Stock | Share Redemption Program
Class of Stock [Line Items]
Stock redeemed during period (in shares)										2,097,775
Value of shares redeemed										$ 19,600
Weighted average price per share (in dollars per share)										$ 9.34
Common Stock | Share Redemption Program | Griffin Capital Essential Asset REIT, Inc. [Member]
Class of Stock [Line Items]
Minimum holding period for stock to be redeemed from stockholder by the Company				1 year
Stock redeemed during period (in shares)									15,849,898	23,863,419
Value of shares redeemed				$ 234,600		$ 157,700	$ 58,800		$ 157,700	$ 234,600
Weighted average price per share (in dollars per share)			$ 9.92						$ 9.95	$ 9.83